Average Annual Total Returns - LVIP SSGA Large Cap 100 Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 1 year	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 5 years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	2.98%	10.96%	11.31%	2.72%	10.68%	11.03%	18.40%	15.22%	13.88%